                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/1999
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis		Durham, NC			11/10/1999
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 58
                                        ----------------------

Form 13F Information Table Value Total: 1,692,439
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   191345     3479 SH       SOLE                     3479
AFLAC                          COM              001055102    42030  1003709 SH       SOLE                   908757             94952
                                                             16222   387400 SH       DEFINED 01             387400
Ambac Financial Group, Inc.    COM              023139108    52289  1103733 SH       SOLE                   950483            153250
                                                             28683   605450 SH       DEFINED 01             605450
American Int'l Grp             COM              026874107      670     7711 SH       SOLE                     7711
Avon Products                  COM              054303102    38563  1554183 SH       SOLE                  1337038            217145
                                                             14719   593200 SH       DEFINED 01             593200
Belo (A.H.) Corp               COM              080555105    22116  1156370 SH       SOLE                   979745            176625
Berkshire Hathaway - Cl. A     COM              084670108    21945      399 SH       SOLE                      337                62
                                                             14465      263 SH       DEFINED 01                263
Berkshire Hathaway - Cl. B     COM              084670207    82815    44620 SH       SOLE                    40002              4618
                                                             32098    17294 SH       DEFINED 01              17294
Campbell Soup                  COM              134429109    12470   318720 SH       SOLE                   273595             45125
                                                              6596   168600 SH       DEFINED 01             168600
Caremark Rx, Inc.              COM              141705103      991   172332 SH       SOLE                   172332
Chubb Corp.                    COM              171232101    30861   621881 SH       SOLE                   532775             89106
                                                             19418   391297 SH       DEFINED 01             391297
Closure Medical Corporation    COM              189093107      842    62100 SH       SOLE                    62100
Coca Cola Co.                  COM              191216100    51100  1059074 SH       SOLE                   924545            134529
                                                             22272   461600 SH       DEFINED 01             461600
Dun & Bradstreet               COM              26483B106    49433  1654655 SH       SOLE                  1431695            222960
                                                             26144   875100 SH       DEFINED 01             875100
E. W. Scripps Co.              COM              811054204   106558  2169121 SH       SOLE                  1962436            206685
                                                             31447   640135 SH       DEFINED 01             640135
First Union Corp.              COM              337358105    14207   398805 SH       SOLE                   344630             54175
                                                              9713   272650 SH       DEFINED 01             272650
Freddie Mac                    COM              313400301     2860    55000 SH       SOLE                    55000
Gillette Co.                   COM              375766102    35842  1056119 SH       SOLE                   934604            121515
                                                             19729   581345 SH       DEFINED 01             581345
Household International Inc    COM              441815107    40764  1015934 SH       SOLE                   875184            140750
                                                             25334   631375 SH       DEFINED 01             631375
Intel Corp                     COM              458140100      203     2736 SH       SOLE                     2736
Interpublic Group              COM              460690100    42827  1041382 SH       SOLE                   909200            132182
                                                             23580   573375 SH       DEFINED 01             573375
Johnson & Johnson              COM              478160104     2320    25256 SH       SOLE                    25256
Markel Corp.                   COM              570535104    18891   103759 SH       SOLE                   103759
Merck & Co.                    COM              589331107      570     8800 SH       SOLE                     8800
Microsoft Corp                 COM              594918104      610     6740 SH       SOLE                     6740
Oakwood Homes                  COM              674098108    17843  3965193 SH       SOLE                  3685068            280125
                                                              2627   583700 SH       DEFINED 01             583700
PepsiCo Inc.                   COM              713448108      236     7736 SH       SOLE                     7736
Pfizer Inc.                    COM              717081103      629    17520 SH       SOLE                    17520
Procter & Gamble               COM              742718109      466     4968 SH       SOLE                     4968
Progressive Corp.              COM              743315103    55565   680215 SH       SOLE                   607560             72655
                                                             17399   212990 SH       DEFINED 01             212990
RLI Corp.                      COM              749607107    40329  1222080 SH       SOLE                  1080328            141752
                                                              9207   279000 SH       DEFINED 01             279000
Schering Plough                COM              806605101      567    12992 SH       SOLE                    12992
ServiceMaster                  COM              81760N109     3559   221575 SH       SOLE                   208650             12925
Tiffany & Co.                  COM              886547108    86601  1444849 SH       SOLE                  1294919            149930
                                                             35433   591170 SH       DEFINED 01             591170
United Asset Management Corp.  COM              909420101    77522  4027120 SH       SOLE                  3644995            382125
                                                             26691  1386550 SH       DEFINED 01            1386550
Walt Disney Co.                COM              254687106    46458  1786830 SH       SOLE                  1573998            212832
                                                             17688   680303 SH       DEFINED 01             680303
Washington Post Co. Class B    COM              939640108    71785   140754 SH       SOLE                   125075             15679
                                                             28292    55474 SH       DEFINED 01              55474